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                                                            File No. 333-129005
                                            Filed Pursuant to Rule 497(e) under
                                                     the Securities Act of 1933

                                                                October 1, 2010

             SUPPLEMENT TO THE DECEMBER 31, 2009 (AS REVISED, JUNE 9, 2010)
                    STATEMENT OF ADDITIONAL INFORMATION FOR
                          PIONEER GLOBAL EQUITY FUND

The following will supplement the information presented in the statement of additional information for Pioneer Global Equity Fund. Please refer to the statement of additional information for the full text of the supplemented sections.

The following replaces the corresponding paragraph and table in the section entitled "PORTFOLIO MANAGEMENT - Additional Information About the Portfolio
Managers":

OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGER. The table below indicates, for the portfolio manager of the fund, information about the accounts other than the fund over which the portfolio manager has day-to-day investment responsibility. All information on the number of accounts and total assets in the table is as of August 31, 2010. For purposes of the table, "Other Pooled
Investment Vehicles" may include investment partnerships, undertakings for collective investments in transferable securities ("UCITS") and other non-U.S.
investment funds and group trusts, and "Other Accounts" may include separate accounts for institutions or individuals, insurance company general or separate accounts, pension funds and other similar institutional accounts but generally do not include the portfolio manager's personal investment accounts or those which the manager may be deemed to own beneficially under the code of ethics.
Certain funds and other accounts managed by the portfolio manager may have substantially similar investment strategies.

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                                                                        NUMBER OF
                                                                         ACCOUNTS      ASSETS
                                                                       MANAGED FOR  MANAGED FOR
                                                                          WHICH        WHICH
                                                                       ADVISORY FEE ADVISORY FEE
                                                NUMBER OF                   IS           IS
                                                ACCOUNTS  TOTAL ASSETS PERFORMANCE- PERFORMANCE-
NAME OF PORTFOLIO MANAGER    TYPE OF ACCOUNT     MANAGED    MANAGED       BASED        BASED
-------------------------  -------------------- --------- ------------ ------------ ------------
    Marco Pirondini....... Other Registered
                           Investment Companies     1     $284,790,000     N/A          N/A
                           Other Pooled
                           Investment Vehicles      0     $          0     N/A          N/A
                           Other Accounts           0     $          0     N/A          N/A

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The following replaces the corresponding paragraph and table in the section entitled "PORTFOLIO MANAGEMENT - Additional Information About the Portfolio
Managers":

SHARE OWNERSHIP BY PORTFOLIO MANAGER. The following table indicates as of
August 31, 2010, the value, within the indicated range, of shares beneficially owned by the portfolio manager of the fund.

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NAME OF PORTFOLIO MANAGER  BENEFICIAL OWNERSHIP OF THE FUND*
-------------------------  ---------------------------------
Marco Pirondini...........                 A

*Key to Dollar Ranges
A. None
B. $1--$10,000
C. $10,001--$50,000
D. $50,001--$100,000
E. $100,001--$500,000
F. $500,001--$1,000,000
G. Over $1,000,000
                                                                  24158-00-1010
                                       (C) 2010 Pioneer Funds Distributor, Inc.
                                            Underwriter of Pioneer mutual funds
                                                                   Member SIPC.